ACCOUNTS RECEIVABLE, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable

	March 31, 2025	December 31, 2024	December 31, 2023
White-label fee receivable	$1,512	$716	$601
Athena Plus (OTC)	–	600	–
Others	16	23	24
	$1,528	$1,339	$625

	December 31, 2024	December 31, 2023	December 31, 2022
White-label fee receivable	$716	$601	$85
Athena Plus (OTC)	600	–	–
Others	23	24	24
	$1,339	$625	$109